Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Depreciation of Entity Functional Currency USD Against Reporting Currency RMB	Dec. 31, 2012 Depreciation of Subsidiaries in Japan Functional Currency JPY Against Reporting Currency RMB	Dec. 31, 2012 Office building and its related facility, machinery and equipment	Dec. 31, 2012 Republic of China	Dec. 31, 2012 Non Republic of China	Dec. 31, 2012 Bank of China	Dec. 31, 2012 Morgan Stanley	Dec. 31, 2012 Maximum	Dec. 31, 2012 Cash and cash equivalents Maximum	Dec. 31, 2012 Short-term Investments Maximum	Dec. 31, 2012 Short-term Investments Minimum	Dec. 31, 2012 Long Term Investments Minimum
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment	1	1
Maturity period used to classify cash and cash equivalent and investments													3 months	12 months	3 months	12 months
Fair value long-term notes payable	$ 1,512,060,000	9,420,285,000
Internal use software development costs capitalized during the period	6,120,000	38,130,000	44,260,000	10,380,000
Amortization expense for capitalized software costs	3,170,000	19,720,000	7,510,000	8,860,000
Unamortized amount of capitalized internal use software developed costs (included in intangible assets, net)	11,310,000	70,450,000	52,040,000
Property, plant and equipment, salvage value, percentage							4.00%
Number of reporting units the Company has	3	3	2	1
Sale tax and surcharges in cost of revenues	250,000,000	1,570,000,000	1,020,000,000	504,850,000
Advertising expenses	52,460,000	326,830,000	157,100,000	74,760,000
Cash and cash equivalents, restricted cash and short-term investments	5,280,000,000	32,880,000,000
Percentage of cash and cash equivalents, restricted cash and short-term investments held by financial institutions in the PRC and outside of the PRC								72.98%	27.02%
Percentage of cash and cash equivalents, restricted cash and short-term investments held at a single financial institution										14.71%	13.32%
Threshold of business risk associated with percentage of revenue generated by any single customer or union member of company												10.00%
Appreciation or depreciation of functional currency of entity and its subsidiaries and VIEs against reporting currency by percentage					1.01%	12.10%
Net foreign currency translation gain or loss recorded in other comprehensive income	$ (850,000)	(5,270,000)	32,930,000	(3,870,000)